Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Net Proceeds From The Business Combination
The following table summarizes the elements of the net proceeds from the business combination as of December 31, 2021:

Recapitalization
Cash—MCAD cash and cash held in trust	$9,485
Cash—Proceeds from PIPE Investment	50,000
Less: underwriting fees and other offering costs	(16,724)

Net proceeds from business combination	$42,761

Schedule Of Number Of Shares Of Common Stock Outstanding Immediately Following Consummation Of Business Combination Transaction
The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the business transaction:

Number of Shares
MCAD shares and rights outstanding prior to the business combination	8,152,500
Less: redemptions of MCAD shares prior to the business combination	(4,826,260)

Common stock of MCAD	3,326,240
Shares issued pursuant to the PIPE including transaction related shares	5,098,750

Business combination and PIPE financing shares	8,424,990
Conversion of Legacy BTX SAFEs to Common Stock	4,080,481
Conversion of Legacy BTX Preferred Seed A to Common Stock	1,010,696
Conversion of Legacy BTX Preferred Series A to Common Stock	4,737,454
Conversion of Legacy BTX Common Stock into new common stock	5,346,097

Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination	23,599,718